Short Term Investments (Detail) (Short-term investments) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Fixed rate time deposits USD ($)	Dec. 31, 2014 Fixed rate time deposits CNY	Dec. 31, 2013 Fixed rate time deposits CNY	Dec. 31, 2014 Floating Rate Time Deposits USD ($)	Dec. 31, 2014 Floating Rate Time Deposits CNY	Dec. 31, 2013 Floating Rate Time Deposits CNY	Dec. 31, 2014 Floating Rate Principal Guaranteed Investments USD ($)	Dec. 31, 2014 Floating Rate Principal Guaranteed Investments CNY	Dec. 31, 2013 Floating Rate Principal Guaranteed Investments CNY	Dec. 31, 2014 Fixed rate principal guaranteed investments USD ($)	Dec. 31, 2014 Fixed rate principal guaranteed investments CNY	Dec. 31, 2013 Fixed rate principal guaranteed investments CNY
Investment [Line Items]
Held-to-maturity securities	$ 146,866	911,242	1,101,826	$ 1,812	11,242	127,023	$ 0	0	74,803	$ 0	0	900,000	$ 145,054	900,000	0